HEDGING TRANSACTIONS AND DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Fair values of derivative instruments designated and qualified as part of hedging relationship
The following table presents the fair values of the Company’s derivative instruments that were designated and qualified as part of a hedging relationship (in millions):

		Fair Value[1,2]
Derivatives Designated as Hedging Instruments	Financial Statement Line Item Impacted[1]	December 31, 2024	December 31, 2023
Assets:
Foreign currency contracts	Prepaid expenses and other current assets	$311	$109
Foreign currency contracts	Other noncurrent assets	82	13
Commodity contracts	Prepaid expenses and other current assets	2	—
Interest rate contracts	Other noncurrent assets	27	50
Total assets		$422	$172
Liabilities:
Foreign currency contracts	Accounts payable and accrued expenses	$14	$111
Foreign currency contracts	Other noncurrent liabilities	39	40
Commodity contracts	Accounts payable and accrued expenses	—	3
Interest rate contracts	Accounts payable and accrued expenses	—	5
Interest rate contracts	Other noncurrent liabilities	922	1,113
Total liabilities		$975	$1,272
[1]All of the Company’s derivative instruments are carried at fair value in our consolidated balance sheets after considering the impact of legally enforceable master netting agreements and cash collateral held or placed with the same counterparties, as applicable. Current disclosure requirements mandate that derivatives must also be disclosed without reflecting the impact of master netting agreements and cash collateral. Refer to Note 17 for the net presentation of the Company’s derivative instruments.
[2]Refer to Note 17 for additional information related to the estimated fair value.

Derivatives Not Designated as Hedging Instruments
The following table presents the fair values of the Company’s derivative instruments that were not designated as hedging instruments (in millions):

		Fair Value[1,2]
Derivatives Not Designated as Hedging Instruments	Financial Statement Line Item Impacted[1]	December 31, 2024	December 31, 2023
Assets:
Foreign currency contracts	Prepaid expenses and other current assets	$152	$91
Foreign currency contracts	Other noncurrent assets	8	3
Commodity contracts	Prepaid expenses and other current assets	7	5
Other derivative instruments	Prepaid expenses and other current assets	—	4
Total assets		$167	$103
Liabilities:
Foreign currency contracts	Accounts payable and accrued expenses	$86	$106
Foreign currency contracts	Other noncurrent liabilities	12	3
Commodity contracts	Accounts payable and accrued expenses	40	62
Commodity contracts	Other noncurrent liabilities	—	1
Other derivative instruments	Accounts payable and accrued expenses	6	4
Total liabilities		$144	$176
[1]All of the Company’s derivative instruments are carried at fair value in our consolidated balance sheets after considering the impact of legally enforceable master netting agreements and cash collateral held or placed with the same counterparties, as applicable. Current disclosure requirements mandate that derivatives must also be disclosed without reflecting the impact of master netting agreements and cash collateral. Refer to Note 17 for the net presentation of the Company’s derivative instruments.
[2]Refer to Note 17 for additional information related to the estimated fair value.

Schedule of Cash Flow Hedges Included in Accumulated Other Comprehensive Income (Loss) and Other Comprehensive Income (OCI)
The following table presents the pretax impact that changes in the fair values of derivatives designated as cash flow hedges had on other comprehensive income (“OCI”), AOCI and earnings (in millions):

	Gain (Loss) Recognized in OCI	Financial Statement Line Item Impacted	Gain (Loss) Reclassified from AOCI into Income
2024
Foreign currency contracts	$457	Net operating revenues	$84
Foreign currency contracts	37	Cost of goods sold	16
Foreign currency contracts	—	Interest expense	(4)
Foreign currency contracts	(18)	Other income (loss) — net	(45)
Interest rate contracts	(54)	Interest expense	(2)
Commodity contracts	6	Cost of goods sold	1
Total	$428		$50
2023
Foreign currency contracts	$(128)	Net operating revenues	$(3)
Foreign currency contracts	19	Cost of goods sold	14
Foreign currency contracts	—	Interest expense	(4)
Foreign currency contracts	35	Other income (loss) — net	17
Commodity contracts	(15)	Cost of goods sold	(14)
Total	$(89)		$10
2022
Foreign currency contracts	$205	Net operating revenues	$218
Foreign currency contracts	17	Cost of goods sold	28
Foreign currency contracts	—	Interest expense	(4)
Foreign currency contracts	(91)	Other income (loss) — net	(79)
Commodity contracts	(4)	Cost of goods sold	(2)
Total	$127		$161

Schedule of Fair Value Hedging Instruments, Statements of Financial Performance and Financial Position, Location
The following table summarizes the pretax impact that changes in the fair values of derivatives designated as fair value hedges had on earnings (in millions):

Hedging Instruments and Hedged Items	Financial Statement Line Item Impacted	Gain (Loss) Recognized in Income
2024
Interest rate contracts	Interest expense	$173
Fixed-rate debt	Interest expense	(170)
Net impact of fair value hedging instruments		$3
2023
Interest rate contracts	Interest expense	$609
Fixed-rate debt	Interest expense	(591)
Net impact of fair value hedging instruments		$18
2022
Interest rate contracts	Interest expense	$(1,944)
Fixed-rate debt	Interest expense	1,927
Net impact of fair value hedging instruments		$(17)
The following table summarizes the amounts recorded in our consolidated balance sheets related to hedged items in fair value hedging relationships (in millions):

			Cumulative Amount of Fair Value Hedging Adjustments[1]
	Carrying Values of Hedged Items		Included in the Carrying Values of Hedged Items		Remaining for Which Hedge Accounting Has Been Discontinued
Balance Sheet Location of Hedged Items	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Current maturities of long-term debt	$—	$552	$—	$1	$—	$—
Long-term debt	11,824	12,186	(915)	(1,135)	130	162
[1] Cumulative amount of fair value hedging adjustments does not include changes due to foreign currency exchange rate fluctuations.
In June 2023, the Company amended the terms of its interest rate swap agreements to implement a forward-looking interest rate based on the Secured Overnight Financing Rate in place of the London Interbank Offered Rate. Since the interest rate swap agreements were affected by reference rate reform, the Company applied the expedients and exceptions provided to preserve the past presentation of its derivatives without de-designating the existing hedging relationships. All amendments to interest rate swap agreements were executed with the existing counterparties and did not change the notional amounts, maturity dates or other critical terms of the hedging relationships.

Notional values and pretax impact of changes in the fair values of instruments designated as net investment hedges
The following table summarizes the notional values and pretax impact of changes in the fair values of instruments designated as net investment hedges (in millions):

	Notional Values		Gain (Loss) Recognized in OCI
	as of December 31,		Year Ended December 31,
	2024	2023	2024	2023	2022
Foreign currency contracts	$59	$150	$19	$(6)	$(10)
Foreign currency denominated debt	13,221	12,437	825	(376)	751
Total	$13,280	$12,587	$844	$(382)	$741

Derivative instruments, not designated as hedging instruments, gain (loss) in earnings
The following table presents the pretax impact that changes in the fair values of derivatives not designated as hedging instruments had on earnings (in millions):

Derivatives Not Designated as Hedging Instruments	Financial Statement Line Item Impacted	Gain (Loss) Recognized in Income
		Year Ended December 31,
		2024	2023	2022
Foreign currency contracts	Net operating revenues	$211	$(74)	$(55)
Foreign currency contracts	Cost of goods sold	(44)	66	46
Foreign currency contracts	Other income (loss) — net	(107)	(10)	57
Commodity contracts	Cost of goods sold	(97)	(137)	(40)
Other derivative instruments	Selling, general and administrative expenses	17	5	(21)
Total		$(20)	$(150)	$(13)